LEASES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating lease, term of agreements	The Company has various operating and finance lease agreements with terms up to 10 years		The Company has various operating and finance lease agreements with terms up to ten years
Amortization of right-of-use assets	$ 4,603	$ 7,489	$ 29,883	$ 23,686
Operating lease cash flows used in finance lease	$ 5,533	8,737	$ 33,595	28,420
Operating lease, weighted average discount rate	6.74%		6.74%
Operating lease Weighted-average remaining lease term			3 months 25 days
Finance lease, weighted average remaining lease term			1 month 2 days
Finance lease, interest expense	$ 195	725	$ 2,066	2,903
Finance lease, weighted average discount rate	6.74%		6.74%
Operating lease Weighted-average remaining lease term	3 years 8 months 15 days
Finance lease, amortization expense	$ 4,603	7,489	$ 29,883	23,685
Finance lease, weighted average remaining lease term	1 year 25 days
General And Administrative Expense [Member]
Amortization of right-of-use assets	$ 60,668	77,167	296,914	364,968
Interest expense [Member]
Finance lease, interest expense	$ 195	$ 725	$ 2,065	$ 2,903